Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Cash and cash equivalents

Note 9Cash and cash equivalents

9.1Types of cash and cash equivalents

As of December 31, 2022 and 2021, cash and cash equivalents are detailed as follows:

	As of	As of
	December 31,	December 31,
Cash	2022	2021
	ThUS$	ThUS$
Cash on hand	43	44
Cash in banks	529,606	662,407
Total Cash	529,649	662,451

	As of	As of
	December 31,	December 31,
Cash equivalents	2022	2021
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	1,099,441	237,655
Short-term investments, classified as cash equivalents	1,026,146	614,945
Total cash equivalents	2,125,587	852,600
Total cash and cash equivalents	2,655,236	1,515,051

9.2Short-term investments, classified as cash equivalents

As of December 31, 2022 and 2021, the short-term investments classified as cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

	As of	As of
	December 31,	December 31,
Institution	2022	2021
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	590,661	233,648
JP Morgan US dollar Liquidity Fund Institutional	435,485	381,297
Total	1,026,146	614,945

Short-term investments are highly liquid mutual funds that are basically invested in short-term fixed rate notes in the U.S. market.

9.3Amount restricted cash balances

The Company has granted a guarantee consisting of financial instruments, specified in deposits, custody and administration to Banco de Chile, for its subsidiary Isapre Norte Grande Ltda., in compliance with the provisions of the Superintendence of Health, which regulates social security health institutions.

According to the regulations of the Superintendence of Health, this guarantee is for the total payable to its affiliates and medical providers. Banco de Chile reports the current value of the guarantee to the Superintendence of Health and Isapre Norte Grande Ltda. on a daily basis.

As of December 31, 2022 and 2021, pledged assets are as follows

	As of	As of
	December 31,	December 31,
Restricted cash balances	2022	2021
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	717	622
Total	717	622

9.4Short-term deposits, classified as cash equivalents

The detail at the end of each balance date is as follows:

		Original					Interest	As of
Receiver of the deposit	Type of deposit	Currency	Interest Rate	Placement date	Expiration date	Principal	accrued to-date	December 31, 2022
						ThUS$	ThUS$	ThUS$
Banco Crédito e Inversiones	Fixed term	Peso	0.95%	11-17-2022	01-25-2023	42,998	609	43,607
Banco Crédito e Inversiones	Fixed term	Peso	0.94%	12-15-2022	01-25-2023	100,817	537	101,354
Itau Corpbanca	Fixed term	Peso	0.96%	12-06-2022	01-05-2023	41,421	343	41,764
Itau Corpbanca	Fixed term	Peso	0.96%	12-12-2022	01-25-2023	100,660	644	101,304
Itau Corpbanca	Fixed term	Peso	0.95%	11-17-2022	01-25-2023	32,248	458	32,706
Itau Corpbanca	Fixed term	Peso	0.95%	11-16-2022	01-25-2023	73,831	1,070	74,901
Itau Corpbanca	Fixed term	Peso	0.96%	12-13-2022	01-25-2023	30,146	183	30,329
Santander	Fixed term	Peso	0.95%	12-16-2022	01-25-2023	103,288	523	103,811
Santander	Fixed term	Peso	0.94%	12-06-2022	01-05-2023	20,710	168	20,878
Scotiabank Sud Americano	Fixed term	Peso	0.96%	12-12-2022	01-25-2023	50,330	322	50,652
Scotiabank Sud Americano	Fixed term	Peso	0.98%	12-13-2022	01-25-2023	100,487	621	101,108
Scotiabank Sud Americano	Fixed term	Peso	0.96%	12-13-2022	01-25-2023	70,341	428	70,769
Scotiabank Sud Americano	Fixed term	Peso	0.97%	12-14-2022	01-25-2023	100,258	584	100,842
Scotiabank Sud Americano	Fixed term	Dollar	4.54%	11-21-2022	01-25-2023	82,000	424	82,424
Sumitomo Mitsui Banking	Fixed term	Dollar	4.54%	11-21-2022	01-25-2023	122,000	631	122,631
Banco Crédito e Inversiones	Fixed term	Dollar	0.42%	12-06-2022	01-06-2023	2,000	7	2,007
Banco Crédito e Inversiones	Fixed term	Dollar	0.44%	12-01-2022	01-03-2023	1,500	6	1,506
Banco Crédito e Inversiones	Fixed term	Peso	0.22%	12-30-2022	01-06-2023	2,103	1	2,104
Banco de Chile	Fixed term	Dollar	0.95%	12-12-2022	02-14-2023	600	2	602
Itau Corpbanca	Fixed term	Dollar	1.02%	12-13-2022	02-16-2023	500	2	502
Itau Corpbanca	Fixed term	Dollar	0.46%	11-30-2022	01-03-2023	1,000	4	1,004
Itau Corpbanca	Fixed term	Dollar	0.42%	12-06-2022	01-06-2023	700	2	702
Itau Corpbanca	Fixed term	Dollar	1.07%	12-21-2022	02-27-2023	1,700	3	1,703
Scotiabank Sud Americano	Fixed term	Dollar	0.66%	12-07-2022	01-27-2023	1,000	3	1,003
Scotiabank Sud Americano	Fixed term	Dollar	0.64%	11-16-2022	01-03-2023	2,500	15	2,515
Scotiabank Sud Americano	Fixed term	Dollar	0.72%	12-28-2022	02-13-2023	2,200	1	2,201
Scotiabank Sud Americano	Fixed term	Dollar	0.96%	12-30-2022	03-03-2023	500	—	500
Scotiabank Sud Americano	Fixed term	Dollar	0.58%	11-22-2022	01-03-2023	1,500	8	1,508
Scotiabank Sud Americano	Fixed term	Dollar	0.38%	12-16-2022	01-13-2023	1,500	3	1,503
Scotiabank Sud Americano	Fixed term	Dollar	0.87%	12-22-2022	02-16-2023	1,000	1	1,001
Total						1,091,838	7,603	1,099,441

								As of
		Original					Interest	December 31,
Receiver of the deposit	Type of deposit	Currency	Interest Rate	Placement date	Expiration date	Principal	accrued to-date	2021
						ThUS$	ThUS$	ThUS$
Credit Suisse	Fixed term	Dollar	0.58%	11-30-2021	02-28-2022	200,000	100	200,100
Banco BCI	Fixed term	Dollar	0.31%	12-24-2021	02-28-2022	1,250	—	1,250
Banco BCI	Fixed term	Dollar	0.36%	12-07-2021	01-14-2022	8,000	2	8,002
Banco BCI	Fixed term	Dollar	0.28%	12-30-2021	01-14-2022	500	—	500
Banco Santander	Fixed term	Dollar	3.12%	12-30-2021	01-06-2022	3,550	2	3,552
Banco Santander	Fixed term	Dollar	0.26%	12-16-2021	01-31-2022	2,500	—	2,500
Banco Santander	Fixed term	Dollar	0.40%	12-27-2021	03-04-2022	1,500	—	1,500
Banco Santander	Fixed term	Dollar	0.40%	12-29-2021	01-27-2022	1,500	—	1,500
Banco Itaú Corpbanca	Fixed term	Dollar	0.30%	12-14-2021	01-07-2022	5,000	1	5,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.37%	12-28-2021	01-24-2022	1,000	—	1,000
Banco Itaú Corpbanca	Fixed term	Dollar	0.34%	12-07-2021	01-28-2022	2,000	—	2,000
Scotiabank Sud Americano	Fixed term	Dollar	0.27%	12-24-2021	02-28-2022	2,750	—	2,750
Scotiabank Sud Americano	Fixed term	Dollar	0.06%	12-17-2021	01-31-2022	3,000	—	3,000
Scotiabank Sud Americano	Fixed term	Dollar	0.07%	12-03-2021	01-18-2022	5,000	—	5,000
Total						237,550	105	237,655